NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NOTES PAYABLE
Interest rate	10.00%		10.00%
Interest expense	$ 16,694	$ 5,019	$ 7,110
Promissory notes issued amount	$ 57,221	$ 12,675	$ 54,151	$ 0